Subsequent Events - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($)	Jan. 07, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Assets	$ 3,011,983,000			$ 2,768,862,000
Deposits	$ 2,416,701,000			$ 2,189,398,000
Comunibanc And The Henry County Bank [Member]
Subsequent Event [Line Items]
Assets			$ 329,000,000
loans			165,000,000
Deposits			$ 276,000,000
CBI Common Shares [Member]
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio	1.1888
Amount of cash received in conversion of shares	$ 30,130
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, value, outstanding		$ 50,200,000
Shares issued, price per share | $ / shares		$ 60.59
Common stock, par or stated value per share | $ / shares		$ 25.62